Long-term investments - Additional Informational (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term investments	$ 53,925,000	$ 0	$ 0
Impairment Losses, Investments	626,000	$ 0	$ 0
Equity investees net loss or income	300
Unrealized gains and interest recorded, convertible bonds	200,000
Equity Securities, FV-NI, Cost	36,500,000
Proceeds from equity method investment distributions	$ 500,000